UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05296

The High Yield Income Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 8/31/2008

Date of reporting period: 2/29/2008

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT

FEBRUARY 29, 2008

THE HIGH YIELD INCOME FUND, INC.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of fund shares.

The views expressed in this report and information about the Fund’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Your Fund’s Performance

Fund Objectives

The primary investment objective of The High Yield Income Fund, Inc. is to maximize current income to shareholders. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The Fund will seek to achieve its objectives by investing primarily in corporate bonds rated below investment grade by independent rating agencies. Bonds rated below investment grade are commonly known as “junk” bonds and are subject to greater risk of default and higher volatility than investment grade bonds. Furthermore, these bonds tend to be less liquid than higher-quality bonds. The Fund is diversified, and we carefully research companies to find those with attractive yields and improving credit quality. There can be no assurance that the Fund will achieve its investment objectives.

Performance as of 2/29/08
	Total Return Six Months	NAV 2/29/08	Market Price 2/29/08
The High Yield Income Fund[1]	–1.55%	$5.03	$4.47
Lehman Brothers U.S. Corporate High Yield 1% Issuer Capped Index[2]	–1.43	N/A	N/A
Prior Index[3]	–1.39	N/A	N/A
Lipper Closed-End High Current Yield Funds (Leveraged) Avg.[4]	–10.44	N/A	N/A

Past performance does not guarantee future results and current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance, call (800) 451-6788. There are no sales charges.

1Source: Prudential Investments LLC. Total return of the Fund represents the change in net asset value from the beginning of the period (9/1/07) through the end (2/29/08) and assumes the reinvestment of dividends and distributions. Shares of the Fund are traded on the New York Stock Exchange, Inc. using the symbol HYI. Past performance is not indicative of future results.

2Source: Lipper Inc. The Lehman Brothers U.S. Corporate High Yield 1% Issuer Capped Index (1% Issuer Capped Index) covers the universe of U.S. dollar denominated, non-convertible, fixed rate, noninvestment grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes.

3Source: Lipper Inc. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index (the Prior Index) is an unmanaged index of fixed-rate, noninvestment grade debt securities with at least one year remaining to maturity. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index. The Board recently approved replacing the Prior Index with the 1% Issuer Capped Index.

4Source: Lipper Inc. These are the average returns of 31 funds in the Closed-End High Current Yield Funds (Leveraged) category for six months.

Investors cannot invest directly in an index.

Yield and Dividend as of 2/29/08
Total Monthly Dividends Paid per Share Six Months	Yield at Market Price[5]
$0.230	5.15%

5Yield at market price is determined by dividing total monthly dividends paid per share six months by the market price per share as of February 29, 2008.

The High Yield Income Fund, Inc.	1

Portfolio of Investments

as of February 29, 2008 (Unaudited)

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 136.0%
CORPORATE BONDS 134.5%

Aerospace/Defense 3.5%
DRS Technologies, Inc.,
Gtd. Notes	B1	6.625%	2/1/16	$200	$195,500
Gtd. Notes	B3	7.625	2/1/18	425	425,000
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75	6/15/13	300	303,750
L-3 Communications Corp.,
Gtd. Notes, Ser. B	Ba3	6.375	10/15/15	300	297,750
Gtd. Notes	Ba3	7.625	6/15/12	400	410,000
Moog, Inc., Sr. Sub. Notes	Ba3	6.25	1/15/15	300	287,250
TransDigm, Inc., Gtd. Notes	B3	7.75	7/15/14	150	149,250

					2,068,500

Airlines 0.3%
AMR Corp., M.T.N., Notes, Ser. B	CCC+(d)	10.40	3/10/11	100	96,125
Continental Airlines, Inc., Pass-Thru Certs., Ser. 1998-1, Class B (Sinkable, expected maturity 3/15/17)	Ba2	6.748	3/15/17	69	65,355

					161,480

Automotive 3.5%
Ford Motor Credit Co., Notes	B1	7.875	6/15/10	855	787,948
General Motors Corp.,
Notes	Caa1	7.20	1/15/11	885	800,925
Sr. Notes	Caa1	7.125	7/15/13	50	42,000
Lear Corp., Gtd. Notes, Ser. B	B3	8.75	12/1/16	125	107,813
TRW Automotive, Inc., Gtd. Notes, 144A	Ba3	7.25	3/15/17	250	227,500
Visteon Corp., Sr. Notes	Caa2	7.00	3/10/14	135	87,750

					2,053,936

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	3

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Banking 0.7%
Halyk Savings Bank of Kazakhstan (Kazakhstan),
Notes, 144A	Baa3	8.125%	10/7/09	$100	(c)	$101,500
Kazkommerts International BV (Netherlands), 144A
Gtd. Notes	Ba1	7.00	11/3/09	105	(c)	101,325
Gtd. Notes	Ba1	8.50	4/16/13	205	(c)	186,038

						388,863

Building Materials & Construction 0.5%
Beazer Homes USA, Inc., Gtd. Notes	B1	8.625	5/15/11	110		85,525
KB Home, Notes	Ba1	6.375	8/15/11	150		141,750
Nortek, Inc., Sr. Sub. Notes	B3	8.50	9/1/14	100		77,500

						304,775

Cable 6.5%
Charter Communications Holdings I LLC,
Gtd. Notes	Caa3	10.00	5/15/14	99		48,015
Gtd. Notes	Caa3	11.125	1/15/14	198		96,030
Gtd. Notes	Caa3	11.75	5/15/14	500		255,000
Gtd. Notes	NR	11.00	10/1/15	4		2,740
Sec’d. Notes	Caa2	11.00	10/1/15	400		278,000
Charter Communications Holdings II LLC, Sr. Notes
Ser. B	Caa1	10.25	9/15/10	250		226,875
CSC Holdings, Inc.,
Bank Loan	Ba1	6.391	2/24/12	2,000	(f)	1,846,166
Debentures	B1	7.625	7/15/18	100		91,500
Debentures	B1	7.875	2/15/18	50		46,125
Sr. Notes, Ser. B	B1	7.625	4/1/11	25		24,844
Mediacom Broadband LLC, Sr. Notes	B3	8.50	10/15/15	125		98,750
Mediacom LLC, Sr. Notes	B3	9.50	1/15/13	200		175,000

See Notes to Financial Statements.

4

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

NTL Cable PLC (United Kingdom), Sr. Notes	B2	9.125%	8/15/16	$400	(c)	$336,000
Shaw Communications, Inc. (Canada), Sr. Notes	Ba1	7.20	12/15/11	200	(c)	205,750
Videotron Ltee, (Canada), Gtd. Notes	Ba1	6.375	12/15/15	100	(c)	92,750

						3,823,545

Capital Goods 11.9%
Actuant Corp., Sr. Notes, 144A	Ba2	6.875	6/15/17	125		120,625
ALH Finance LLC, Sr. Sub. Notes	B3	8.50	1/15/13	225		201,938
Allied Waste North America, Inc.,
Sec’d. Notes, Ser. B	B1	5.75	2/15/11	450		438,750
Sr. Notes	B1	7.25	3/15/15	95		94,406
Sr. Sec’d. Notes	B1	6.375	4/15/11	250		245,000
Ashtead Capital, Inc., Notes, 144A	B1	9.00	8/15/16	475		391,875
Ashtead Holdings PLC (United Kingdom),
Sec’d. Notes, 144A	B1	8.625	8/1/15	150	(c)	122,250
Baldor Electric Co., Gtd. Notes	B3	8.625	2/15/17	360		352,800
Blount, Inc., Sr. Sub. Notes	B2	8.875	8/1/12	425		413,313
Columbus Mckinnon Corp., Sr. Sub. Notes	B1	8.875	11/1/13	300		312,000
GrafTech Finance, Inc., Gtd. Notes	B2	10.25	2/15/12	196		202,370
Hertz Corp., Gtd. Notes	B1	8.875	1/1/14	820		781,049
Invensys PLC (United Kingdom), Sr. Notes	B2	9.875	3/15/11	18	(c)	18,985
JohnsonDiversey Holdings, Inc., Discount Notes	Caa1	10.67	5/15/13	210		200,550
JohnsonDiversey, Inc., Gtd. Notes, Ser. B	B3	9.625	5/15/12	75		74,625
Mobile Mini, Inc., Sr. Notes	B1	6.875	5/1/15	295		238,950
RBS Global, Inc. & Rexnord Corp., Gtd. Notes	B3	9.50	8/1/14	345		310,500

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	5

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Rental Service Corp., Bonds	Caa1	9.50%	12/1/14	$270		$220,725
Sensata Technologies, Bank Loan	Ba3	5.056	4/27/13	750	(f)	635,090
SPX Corp., Sr. Notes, 144A	Ba2	7.625	12/15/14	225		231,750
Stena AB (Sweden), Sr. Notes	Ba3	7.50	11/1/13	275	(c)	270,531
Terex Corp.,
Gtd. Notes	Ba2	7.375	1/15/14	275		272,938
Sr. Sub. Notes	Ba3	8.00	11/15/17	100		99,500
United Rentals North America, Inc., Sr. Sub. Notes	B3	7.75	11/15/13	400		326,000
Valmont Industries, Inc., Gtd. Notes	Ba3	6.875	5/1/14	350		344,750

						6,921,270

Chemicals 5.6%
Hercules, Inc., Gtd. Notes	Ba3	6.75	10/15/29	175		162,750
Huntsman LLC, Gtd. Notes	Ba1	11.625	10/15/10	1,011		1,071,660
Ineos Group Holdings PLC (United Kingdom),
Sr. Sub. Notes, 144A	B3	8.50	2/15/16	75	(c)	56,250
Koppers, Inc., Gtd. Notes	B2	9.875	10/15/13	730		771,975
Momentive Performance Materials, Inc, Gtd. Notes	B3	9.75	12/1/14	390		349,050
Mosaic Co. (The), 144A
Sr. Notes	Ba1	7.625	12/1/14	125		132,813
Sr. Notes	Ba1	7.875	12/1/16	125		134,375
Nalco Co., Sr. Notes	B1	7.75	11/15/11	575		580,750

						3,259,623

Consumer 2.1%
Mac-Gray Corp., Sr. Notes	B2	7.625	8/15/15	150		142,500
Realogy Corp.,
Gtd. Notes, PIK	Caa1	11.00	4/15/14	450		288,000
Gtd. Notes	Caa2	12.375	4/15/15	650		344,500
Service Corp. International,
Sr. Notes	B1	6.75	4/1/16	100		99,500
Sr. Notes	B1	7.375	10/1/14	350		357,000

						1,231,500

See Notes to Financial Statements.

6

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Electric 10.1%
AES Corp.,
Sec’d. Notes, 144A	Ba3	8.75%	5/15/13	$57		$59,565
Sr. Notes	B1	9.375	9/15/10	700		738,499
Sr. Notes	B1	9.50	6/1/09	75		77,625
AES Eastern Energy LP, Pass-Through Cert., Ser. 1999-A	Ba1	9.00	1/2/17	190		207,122
CMS Energy Corp., Sr. Notes	Ba1	8.50	4/15/11	200		215,198
Dynegy Holdings, Inc., Debentures	B2	7.125	5/15/18	50		45,000
Sr. Notes	B2	6.875	4/1/11	150		145,688
Sr. Unsec’d. Notes	B2	7.50	6/1/15	175		163,844
Sr. Unsec’d. Notes	B2	8.375	5/1/16	255		249,263
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.75	6/15/16	225		231,750
Energy Future Holdings Corp., Gtd. Notes, 144A	B3	10.875	11/1/17	200		197,120
Midwest Generation LLC, Pass-Thru Certs., Ser. A	Baa3	8.30	7/2/09	103		104,126
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.30	5/1/11	100		100,625
Mirant Corp., 144A	NR	7.40	7/15/49	75	(a)(f)	75
NRG Energy, Inc.,
Gtd. Notes	B1	7.375	2/1/16	405		390,319
Gtd. Notes	B1	7.375	1/15/17	325		312,813
NSG Holdings LLC, Sec’d. Notes, 144A	Ba2	7.75	12/15/25	475		460,156
Orion Power Holdings, Inc., Sr. Notes	B2	12.00	5/1/10	370		401,450
Sierra Pacific Resources, Inc., Sr. Notes	Ba3	8.625	3/15/14	199		211,613
Texas Competitive Electric Holdings Co. LLC,
Bank Loan	Ba3	6.583	10/10/14	750	(f)	683,778
Gtd. Notes, Ser. A, 144A	B3	10.25	11/1/15	475		463,124
Gtd. Notes, Ser. B, 144A	B3	10.25	11/1/15	475		463,125

						5,921,878

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	7

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Energy - Other 5.3%
Compagnie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	7.50%	5/15/15	$110	(c)	$110,550
Forest Oil Corp.,
Sr. Notes	B1	8.00	6/15/08	100		100,500
Sr. Notes	B1	8.00	12/15/11	170		176,800
McMoran Exploration Co., Gtd. Notes	Caa1	11.875	11/15/14	200		204,000
Newfield Exploration Co.,
Sr. Sub. Notes	Ba3	6.625	9/01/14	75		73,500
Sr. Sub. Notes	Ba3	6.625	4/15/16	400		388,999
Parker Drilling Co., Sr. Notes	B2	9.625	10/1/13	270		286,200
PetroHawk Energy Corp., Gtd. Notes	B3	9.125	7/15/13	250		255,000
Petroplus Finance Ltd. (Bermuda), 144A
Gtd. Notes	B1	6.75	5/1/14	250	(c)	226,875
Gtd. Notes	B1	7.00	5/1/17	75	(c)	67,313
Pioneer Natural Resource Co.,
Sr. Notes	Ba1	5.875	7/15/16	50		45,799
Sr. Unsec’d. Notes	Ba1	6.65	3/15/17	315		302,025
Plains Exploration & Production Co., Gtd. Notes	B1	7.00	3/15/17	410		393,599
Swift Energy Co., Gtd. Notes	B1	7.125	6/1/17	225		209,250
Tesoro Corp.,
Gtd. Notes	Ba1	6.25	11/1/12	15		14,363
Gtd. Notes	Ba1	6.625	11/1/15	50		47,250
Sr. Notes	Ba1	6.50	6/1/17	175		162,750

						3,064,773

Foods 2.5%
Ahold Finance USA, Inc.,
Gtd. Notes	Baa3	6.875	5/1/29	75		75,946
Notes	Baa3	8.25	7/15/10	75		83,378
Alberton’s, Inc., Debentures	B1	8.70	5/1/30	100		99,873
Aramark Corp.,
Gtd. Notes	B3	6.739	2/1/15	200	(h)	175,000
Gtd. Notes	B3	8.50	2/1/15	250		246,249
Carrols Corp., Gtd. Notes	B3	9.00	1/15/13	175		159,250

See Notes to Financial Statements.

8

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Del Monte Corp., Sr. Sub. Notes	B2	8.625%	12/15/12	$100	$101,500
Dole Food Co., Inc., Gtd. Notes	Caa1	7.25	6/15/10	100	82,000
National Beef Packing Co. LLC, Sr. Notes	Caa1	10.50	8/1/11	150	132,000
Stater Brothers Holdings,
Sr. Notes	B2	7.75	4/15/15	225	213,750
Sr. Notes	B2	8.125	6/15/12	100	99,500

					1,468,446

Gaming 8.0%
Caesars Entertainment, Inc., Sr. Sub. Notes	Caa1	8.125	5/15/11	135	114,750
CCM Merger, Inc., Notes, 144A	B3	8.00	8/1/13	550	481,250
Downstream Development Authority of The Quapaw Tribe of Oklahoma, Sec’d. Notes, 144A	B3	12.00	10/15/15	100	85,000
Fontainebleau Las Vegas Holdings LLC, Mortgage Backed, 144A	Caa1	10.25	6/15/15	275	198,000
Harrah’s Operating Co., Inc.,
Gtd. Notes	Caa1	5.50	7/1/10	150	132,375
Gtd. Notes	Caa1	5.625	6/1/15	175	105,000
Gtd. Notes, 144A	B3	10.75	2/1/16	300	262,125
Notes	Caa1	6.50	6/1/16	25	14,938
Mandalay Resort Group,
Sr. Notes	Ba2	9.50	8/1/08	250	253,125
Sub. Notes	B1	9.375	2/15/10	100	102,750
MGM Mirage, Inc.
Gtd. Notes	Ba2	6.00	10/1/09	250	248,750
Gtd. Notes	Ba2	6.875	4/1/16	225	202,500
Gtd. Notes	Ba2	7.50	6/1/16	300	279,000
Gtd. Notes	Ba2	7.625	1/15/17	550	518,374
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	Ba2	8.00	4/1/12	175	169,750

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	9

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Sr. Sub. Notes	Ba2	8.375%	7/1/11	$850		$859,562
Sr. Unsec’d. Notes	Baa3	6.125	2/15/13	25		22,625
Shingle Springs Tribal Gaming Authority,
Sr. Notes, 144A	B3	9.375	6/15/15	150		133,500
Station Casinos, Inc.,
Sr. Notes	B2	6.00	4/1/12	100		84,500
Sr. Sub. Notes	Caa1	6.50	2/1/14	275		183,563
Sr. Sub. Notes	Caa1	6.625	3/15/18	75		45,938
Sr. Sub. Notes	Caa1	6.875	3/1/16	65		40,950
Tropicana Entertainment LLC, Sr. Sub. Notes	Caa3	9.625	12/15/14	275		132,000

						4,670,325

Healthcare & Pharmaceutical 16.2%
Accellent, Inc., Gtd. Notes	Caa3	10.50	12/1/13	575		454,250
Alliance Imaging, Inc.,
Sr. Sub. Notes	B3	7.25	12/15/12	200		189,000
Sr. Sub. Notes, 144A	B3	7.25	12/15/12	85		80,325
Columbia/HCA Healthcare Corp., M.T.N.	Caa1	8.70	2/10/10	500		507,207
Community Health Systems, Inc., Sr. Notes	B3	8.875	7/15/15	750		735,937
Elan Finance PLC (Ireland),
Gtd. Notes	B3	7.065	11/15/11	103	(c)(h)	94,503
Gtd. Notes	B3	7.75	11/15/11	275	(c)	259,188
HCA, Inc.,
Bank Loan	Ba3	6.83	11/17/12	750	(f)	687,991
Debentures	Caa1	7.50	11/15/95	100		73,794
Sec’d. Notes	B2	9.25	11/15/16	525		538,125
Sr. Sec’d. Notes	B2	9.125	11/15/14	600		612,000
LVB Acquisition Merger Sub, Inc., 144A
Gtd. Notes	B3	10.00	10/15/17	300		310,125
Gtd. Notes	Caa1	11.625	10/15/17	515		506,631
Mylan, Inc., Bank Loan	B1	7.10	10/02/14	1,000	(f)	964,721

See Notes to Financial Statements.

10

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Omega Healthcare Investors, Inc.
Gtd. Notes	Ba3	7.00%	4/1/14	$50		$48,625
Gtd. Notes	Ba3	7.00	1/15/16	70		67,200
Omnicare, Inc., Sr. Sub. Notes	Ba3	6.125	6/1/13	125		109,063
PTS Acquisition Corp., Sr. Notes, PIK, 144A	Caa1	9.50	4/15/15	225		183,375
Res-Care, Inc., Sr. Notes	B1	7.75	10/15/13	300		287,250
Select Medical Corp., Gtd. Notes	B3	7.625	2/1/15	45		36,900
Senior Housing Properties Trust, Sr. Notes	Ba1	8.625	1/15/12	618		655,080
Skilled Healthcare Group, Inc., Sr. Sub. Notes	Caa1	11.00	1/15/14	303		318,150
Sun Healthcare Group, Inc., Sr. Sub. Notes	B3	9.125	4/15/15	300		288,750
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $191,884; purchased 6/21/07 - 1/4/08)	Caa1	10.00	7/15/17	200	(g)	152,000
Vanguard Health Holdings Co. II LLC,
Sr. Sub. Notes	Caa1	9.00	10/1/14	375		358,125
Ventas Realty LP,
Gtd. Notes	Ba1	8.75	5/1/09	300		306,750
Sr. Notes	Ba1	9.00	5/1/12	175		187,250
Viant Holdings, Inc., Gtd. Notes, 144A	Caa1	10.125	7/15/17	555		452,325

						9,464,640

Lodging 1.6%
Felcor Lodging LP, Gtd. Notes	Ba3	8.50	6/1/11	225		225,563
Gaylord Entertainment Co., Sr. Notes	B3	8.00	11/15/13	25		23,000
Host Marriott LP,
Gtd. Notes, Ser. Q	Ba1	6.75	6/1/16	325		307,937

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	11

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Sr. Notes	Ba1	7.125%	11/1/13	$200		$197,000
Sr. Notes, Ser. M	Ba1	7.00	8/15/12	200		195,000

						948,500

Media & Entertainment 8.6%
AMC Entertainment, Inc.,
Gtd. Notes	B2	11.00	2/1/16	50		47,000
Sr. Sub. Notes	B2	8.00	3/1/14	100		84,250
Cinemark, Inc., Sr. Disc. Notes (Zero Coupon Until 3/15/09)	B3	Zero	3/15/14	90		81,900
Clear Channel Communications, Inc.,
Debentures	Baa3	6.875	6/15/18	25		17,875
Sr. Notes	Baa3	5.50	9/15/14	150		99,000
Sr. Notes	Baa3	5.75	1/15/13	250		180,000
CMP Susquehanna Corp., Gtd. Notes	Caa1	9.875	5/15/14	50		33,063
Dex Media West LLC, Sr. Sub. Notes, Ser. B	B1	9.875	8/15/13	415		348,600
Dex Media, Inc., Notes	B2	8.00	11/15/13	165		117,150
DirecTV Holdings LLC,
Gtd. Notes	Ba3	6.375	6/15/15	150		139,125
Sr. Notes	Ba3	8.375	3/15/13	150		154,500
Echostar DBS Corp.,
Gtd. Notes	Ba3	6.625	10/1/14	75		72,188
Gtd. Notes	Ba3	7.00	10/1/13	75		73,875
Gtd. Notes	Ba3	7.125	2/1/16	475		466,687
Sr. Notes	Ba3	6.375	10/1/11	75		73,875
Idearc, Inc.,
Bank Loan	Ba2	6.83	11/17/14	750	(f)	617,030
Gtd. Notes	B2	8.00	11/15/16	350		206,500
Intelsat Bermuda Ltd. (Bermuda),
Gtd. Notes	B3	9.25	6/15/16	175	(c)	175,000
Sr. Unsec’d. Notes	Caa2	11.25	6/15/16	225	(c)	224,156
LIN Television Corp., Gtd. Notes	B1	6.50	5/15/13	300		271,500
Medianews Group, Inc., Sr. Sub. Notes	B3	6.875	10/1/13	125		64,063

See Notes to Financial Statements.

12

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Morris Publishing Group LLC, Gtd. Notes	B1	7.00%	8/1/13	$65		$39,000
Radio One, Inc., Gtd. Notes, Ser. B	B3	8.875	7/1/11	200		159,000
Rainbow National Services LLC, 144A
Sr. Notes	B1	8.75	9/1/12	125		128,125
Sr. Sub. Debentures	B2	10.375	9/1/14	20		21,300
RH Donnelley Corp.,
Sr. Notes, 144A	B3	8.875	10/15/17	150		87,750
Sr. Notes, Ser. A-3	B3	8.875	1/15/16	225		133,875
Sun Media Corp. (Canada), Gtd. Notes	Ba1	7.625	2/15/13	400	(c)	384,000
Universal City Florida Holdings Co., Sr. Notes	B3	7.989	5/1/10	250	(h)	240,313
Univision Communications, Inc.,
Sr. Notes, PIK, 144A	B3	9.75	3/15/15	400		276,000

						5,016,700

Metal 7.3%
AK Steel Corp., Gtd. Notes	B1	7.75	6/15/12	200		201,500
Aleris International, Inc., Sr. Notes, PIK	B3	9.00	12/15/14	150		111,750
Century Aluminum Co., Gtd. Notes	B1	7.50	8/15/14	155		147,250
FMG Finance Pty Ltd. (Australia), 144A
Sec’d. Notes (original cost $147,000; purchased 1/18/07)	B1	10.00	9/1/13	140	(c)(g)	151,900
Sec’d. Notes (original cost $67,500; purchased 5/22/07)	B1	10.625	9/1/16	50	(c)(g)	56,750
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes	Ba2	8.375	4/01/17	650		689,000
Sr. Unsec’d. Notes	Ba2	8.394	4/1/15	300	(h)	288,375
Gerdau Ameristeel Corp. (Canada), Sr. Notes	Ba1	10.375	7/15/11	1,000	(c)	1,050,000

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	13

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Ispat Inland ULC (Canada), Sec’d. Notes	Baa2	9.75%	4/1/14	$790	(c)	$858,059
Metals USA, Inc., Sec’d. Notes	B3	11.125	12/1/15	297		293,288
Novelis, Inc. (Canada), Gtd. Notes	B3	7.25	2/15/15	115	(c)	103,500
PNA Group, Inc., Sr. Notes	B3	10.75	9/1/16	50		44,000
Ryerson, Inc., Sec’d. Notes, 144A (original cost $250,000; purchased 10/3/07)	B2	12.00	11/1/15	250	(g)	235,000

						4,230,372

Non-Captive Finance 2.2%
General Motors Acceptance Corp.,
Notes	B1	6.75	12/1/14	85		64,023
Notes	B1	6.875	9/15/11	50		40,796
Notes	B1	6.875	8/28/12	1,020		814,172
GMAC LLC, Unsub. Notes	B1	6.625	5/15/12	75		59,478
Residential Capital LLC,
Gtd. Notes	B2	7.875	6/30/10	380		216,600
Gtd. Notes	B2	8.50	6/1/12	200		109,000

						1,304,069

Packaging 4.7%
Ball Corp., Gtd. Notes	Ba1	6.625	3/15/18	525		518,437
Berry Plastics Holding Corp.,
Sec’d. Notes	Caa1	8.866	9/15/14	225	(h)	177,750
Sec’d. Notes	Caa1	8.875	9/15/14	175		154,438
BWAY Corp., Gtd. Notes	B3	10.00	10/15/10	150		145,500
Crown Americas LLC,
Gtd. Notes	B1	7.625	11/15/13	300		303,750
Gtd. Notes	B1	7.75	11/15/15	250		255,625
Exopack Holding Corp., Gtd. Notes	B3	11.25	2/01/14	150		138,750
Graham Packaging Co., Inc.,
Gtd. Notes	Caa1	8.50	10/15/12	125		112,188
Sub. Notes	Caa1	9.875	10/15/14	75		63,938

See Notes to Financial Statements.

14

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Greif, Inc., Sr. Notes	Ba2	6.75%	2/1/17	$415		$400,474
Owens Brockway Glass Container, Inc., Gtd. Notes	B3	8.25	5/15/13	300		310,500
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	175		164,500

						2,745,850

Paper 5.0%
Cascades, Inc. (Canada), Sr. Notes	Ba3	7.25	2/15/13	275	(c)	248,875
Catalyst Paper Corp., (Canada), Gtd. Notes, Ser. D	B2	8.625	6/15/11	315	(c)	263,813
Cellu Tissue Holdings, Inc., Sec’d. Notes	B2	9.75	3/15/10	75		69,375
Domtar, Inc., Notes	B+(d)	7.875	10/15/11	100		98,500
Georgia-Pacific LLC, Bank Loan (original cost $695,869, purchased 1/30/08)	Ba2	6.836	12/20/12	750	(f)(g)	690,124
Georgia-Pacific Corp., Gtd. Notes, 144A (original cost $275,000; purchased 12/13/06)	Ba3	7.125	1/15/17	275	(g)	255,750
Graphic Packaging International Corp.,
Sr. Notes	B2	8.50	8/15/11	275		265,375
Sr. Sub. Notes	B3	9.50	8/15/13	75		70,688
NewPage Corp., Sr. Sec’d. Notes	B2	10.00	5/1/12	350		350,875
NewPage Corp., Sr. Sec’d. Notes, 144A	B2	10.00	5/1/12	130		130,325
Norampac, Inc. (Canada), Sr. Notes	Ba3	6.75	6/1/13	110	(c)	96,250
P.H. Glatfelter, Gtd. Notes	Ba2	7.125	5/1/16	40		39,700
Smurfit-Stone Container Enterprises, Inc.,
Sr. Notes	B3	8.00	3/15/17	165		146,025
Verso Paper Holdings LLC, Gtd. Notes, Ser. B	B3	11.375	8/1/16	200		181,000

						2,906,675

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	15

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Pipelines & Other 4.0%
AmeriGas Partners LP, Sr. Notes	B1	7.125%	5/20/16	$175		$170,625
El Paso Corp., Sr. Notes, M.T.N.	Ba3	7.75	1/15/32	390		402,420
Ferrellgas Partners LP, Sr. Notes	Ba3	6.75	5/1/14	50		48,813
Inergy LP,
Gtd. Notes	B1	8.25	3/1/16	50		51,250
Sr. Notes	B1	6.875	12/15/14	150		145,500
Kinder Morgan Finance Co. ULC (Canada),
Gtd. Notes	Ba2	5.70	1/5/16	125	(c)	116,250
Gtd. Notes	Ba2	6.40	1/5/36	175	(c)	157,500
Targa Resources, Inc., Gtd. Notes, 144A	B3	8.50	11/1/13	400		371,000
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	8.125	3/15/12	475		517,749
Williams Partners LP, Gtd. Notes	Ba2	7.25	2/1/17	375		377,813

						2,358,920

Retailers 2.8%
Couche-Tard Finance Corp., Sr. Sub. Notes	Ba2	7.50	12/15/13	125		124,375
GSC Holdings Corp., Gtd. Notes	Ba3	8.00	10/01/12	165		173,869
Neiman-Marcus Group, Inc., Gtd. Notes, PIK	B2	9.00	10/15/15	380		378,100
Pantry, Inc. (The), Sr. Sub. Notes	B3	7.75	2/15/14	165		146,850
Rite Aid Corp., Sec’d. Notes	B3	8.125	5/01/10	545		525,925
Saks, Inc., Gtd. Notes	B3	9.875	10/01/11	58		58,290
Susser Holdings LLC,
Gtd. Notes	B3	10.625	12/15/13	134		137,015
Sr. Notes, 144A	B3	10.625	12/15/13	70		71,575

						1,615,999

See Notes to Financial Statements.

16

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Technology 10.9%
Affiliated Computer Services, Inc.	Ba2	4.70%	6/1/10	$1,100		$1,038,124
Amkor Technology, Inc., Sr. Notes	B1	7.125	3/15/11	75		70,875
Avago Technologies Finance Wireless (Singapore),
Gtd. Notes	B2	10.125	12/1/13	205	(c)	216,275
Gtd. Notes	Caa1	11.875	12/1/15	125	(c)	132,500
First Data Corp., Gtd. Notes, 144A	B3	9.875	9/24/15	150		130,125
Flextronics International Ltd., Bank Loan	Ba1	7.394	10/1/12	1,000	(f)	928,333
Freescale Semiconductor, Inc.,
Sr. Sub. Notes	B3	10.125	12/15/16	20		14,200
Sr. Unsec’d. Notes, PIK	B2	9.125	12/15/14	955		725,800
Iron Mountain, Inc.,
Gtd. Notes	B3	7.75	1/15/15	250		250,625
Gtd. Notes	B3	8.625	4/1/13	175		176,313
Nortel Networks Ltd. (Canada), Gtd. Notes	B3	4.25	9/1/08	68	(c)	67,235
NXP BV/NXP Funding LLC (Netherlands),
Sec’d. Notes, Series WI	Ba3	7.875	10/15/14	100	(c)	91,000
Open Solutions, Inc., Sr. Sub. Notes, 144A	Caa1	9.75	2/1/15	200		158,000
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375	10/1/11	300	(c)	297,000
Sensata Technologies BV (Netherlands),
Gtd. Notes	B3	8.00	5/1/14	400	(c)	350,000
Serena Software, Inc., Gtd. Notes	Caa1	10.375	3/15/16	450		427,500

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	17

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

STATS ChipPAC Ltd. (Singapore),
Gtd. Notes	Ba1	6.75%	11/15/11	$250	(c)	$258,750
Sr. Notes	Ba1	7.50	7/19/10	150	(c)	157,500
Sungard Data Systems,
Bank Loan	Ba3	5.128	2/28/14	750	(f)	690,782
Gtd. Notes	Caa1	9.125	8/15/13	200		201,500

						6,382,437

Telecommunications 10.7%
Alltel Communications, Inc., Bank Loan	Ba3	5.82	5/15/15	500	(f)	453,239
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125	10/15/12	750		768,750
Centennial Communications Corp., Gtd. Notes	B2	10.125	6/15/13	75		75,750
Cincinnati Bell, Inc.,
Sr. Sub. Notes	B2	8.375	1/15/14	175		168,000
Citizens Communications Co.,
Notes	Ba2	9.25	5/15/11	205		215,763
Sr. Notes	Ba2	6.25	1/15/13	150		138,000
Sr. Notes	Ba2	9.00	8/15/31	150		138,000
Hawaiian Telcom Communications, Inc.,
Gtd. Notes, Ser. B	Caa1	12.50	5/1/15	225		173,250
Level 3 Financing, Inc., Gtd. Notes	Caa1	12.25	3/15/13	425		395,250
Nordic Telephone Co. Holdings (Denmark),
Sr. Notes, 144A	B2	8.875	5/1/16	265	(c)	261,025
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.00	8/3/09	1,000		997,499
Qwest Communications International, Inc.,
Gtd. Notes, Ser. B	Ba3	7.50	2/15/14	205		199,363
Qwest Corp., Sr. Notes	Ba1	7.50	10/1/14	275		272,250
Rural Cellular Corp., Sr. Notes	B3	9.875	2/1/10	135		138,713
Sprint Capital Corp., Gtd. Notes	Baa3	6.125	11/15/08	1,000		974,999

See Notes to Financial Statements.

18

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Time Warner Telecom Holdings, Inc.,
Gtd. Notes	B3	9.25%	2/15/14	$100		$100,000
Windstream Corp.,
Sr. Notes	Ba3	7.00	3/15/19	500		455,000
Sr. Notes	Ba3	8.625	8/1/16	300		305,250

						6,230,101

Total corporate bonds (cost $83,292,236)						78,543,177

SOVEREIGN BONDS 1.5%
Republic of Argentina,
Bonds, F.R.N.	B3	3.00	4/30/13	173	(c)	108,670
Bonds, F.R.N.	B3	3.092	8/3/12	213	(c)(h)	186,174
Republic of Colombia, Notes	Ba2	10.00	1/23/12	200	(c)	236,000
Republic of Philippines, Bonds	B1	9.375	1/18/17	300	(c)	366,750

Total sovereign bonds (cost $871,147)						897,594

				Shares

COMMON STOCK
Electric
Mirant Corp. (cost $1,623)				92		3,404

				Units

WARRANTS(b)
Sterling Chemical Holdings, Inc., Expiring 8/15/08				140	(f)	0
Viasystems Group, Inc., Expiring 1/10/31				10,871	(f)	1
XM Satellite Radio, Inc., 144A, Expiring 3/15/10				150	(f)	0

Total warrants (cost $219,817)						1

Total long-term investments (cost $84,384,823)						79,444,176

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	19

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

SHORT-TERM INVESTMENT 16.3%

U.S. GOVERNMENT AGENCY SECURITY
Federal Home Loan Bank, Discount Note (cost $9,523,942)	A-1+(d)	2.00%(e)	3/03/08	$9,525	$9,523,413

Total Investments(i) 152.3% (cost $93,908,765; Note 4)					88,967,589
Liabilities in excess of other assets (52.3%)					(30,565,865)

Total Net Assets 100.0%					$58,401,724

The following abbreviations are used in portfolio descriptions:

F.R.N.—Floating Rate Note

M.T.N.—Medium Term Note

NR—Not rated by Moody’s or Standard & Poor’s

PIK—Payment in Kind

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institution buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

†	The ratings reflected are as of February 29, 2008. Ratings of certain bonds may have changed subsequent to that date.
(a)	Represents issuer in default on interest payment; non-income producing security.
(b)	Non-income producing security.
(c)	US$ denominated foreign securities.
(d)	Standard & Poor’s Rating.
(e)	Percentage quoted represents yield-to-maturity as of purchase date.
(f)	Indicates a security that has been deemed illiquid.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $1,627,253. The aggregate value of $1,541,524 is approximately 2.6% of net assets.
(h)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at February 29, 2008.
(i)	As of February 29, 2008, two securities representing $76 and 0.0% of the total net assets were fair valued in accordance with the policies adopted by the Board of Directors.

See Notes to Financial Statements.

20

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2008 were as follows:

U.S. Government Agency Security	16.3%
Healthcare & Pharmaceutical	16.2
Capital Goods	11.9
Technology	10.9
Telecommunications	10.7
Electric	10.1
Media & Entertainment	8.6
Gaming	8.0
Metals	7.3
Cable	6.5
Chemicals	5.6
Energy - Other	5.3
Paper	5.0
Packaging	4.7
Pipelines & Other	4.0
Aerospace/Defense	3.5
Automotive	3.5
Retailers	2.8
Foods	2.5
Non-Captive Finance	2.2
Consumer	2.1
Lodging	1.6
Sovereign Bonds	1.5
Banking	0.7
Building Materials & Construction	0.5
Airlines	0.3

152.3
Liabilities in excess of other assets	(52.3)

100.0%

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	21

Statement of Assets and Liabilities

as of February 29, 2008 (Unaudited)

Assets
Investments, at value (cost $93,908,765)	$88,967,589
Foreign currency, at value (cost $65,126)	71,629
Interest receivable	1,651,000
Receivable for investments sold	585,125
Prepaid expenses	576

Total assets	91,275,919

Liabilities
Loan payable (Note 5)	24,000,000
Payable for investments purchased	7,325,313
Payable to custodian	1,179,693
Accrued expenses	213,488
Loan interest payable	70,460
Deferred directors’ fees	52,665
Management fee payable	32,576

Total liabilities	32,874,195

Net Assets	$58,401,724

Net assets were comprised of:
Common stock, at par	$116,005
Paid-in capital in excess of par	86,545,245

86,661,250
Undistributed net investment income	98,492
Accumulated net realized loss on investments and foreign currency transactions	(23,423,345)
Net unrealized depreciation on investments and foreign currencies	(4,934,673)

Net assets, February 29, 2008	$58,401,724

Net asset value per share ($58,401,724 ÷ 11,600,472 shares of common stock issued and outstanding)	$5.03

See Notes to Financial Statements.

22

Statement of Operations

Six Months Ended February 29, 2008 (Unaudited)

Net Investment Income
Income
Interest	$3,428,008

Expenses
Management fee	213,738
Loan interest expense (Note 5)	521,837
Custodian’s fees and expenses	34,000
Reports to shareholders	30,000
Transfer agent’s fees and expenses	15,000
Audit fee	13,000
Legal fees and expenses	12,000
Registration fees	12,000
Directors’ fees and expenses	5,000
Miscellaneous	18,220

Total expenses	874,795

Net investment income	2,553,213

Realized And Unrealized Loss On Investments And Foreign Currency Transactions
Net realized loss on investments	(338,709)

Net change in net unrealized appreciation/depreciation on:
Investments	(3,352,101)
Foreign currencies	(1,054)

(3,353,155)

Net loss on investments and foreign currency transactions	(3,691,864)

Net Decrease In Net Assets Resulting From Operations	$(1,138,651)

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	23

Statement of Cash Flows

Six Months Ended February 29, 2008 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided from (used in) operating activities:
Interest and dividends received (excluding discount and premium amortization of $74,032)	$3,436,378

Operating expenses paid	(321,701)
Loan interest paid	(537,002)
Maturities of short-term portfolio investments, net	(8,913,519)
Purchases of long-term portfolio investments	(30,613,328)
Proceeds from disposition of long-term portfolio investments	33,457,888
Prepaid expenses	679

Net cash used in operating activities	(3,490,605)

Cash flows provided from (used in) financing activities:
Cash dividends paid	(2,690,250)
Increase in borrowing	5,000,000

Net cash from financing activities	2,309,750

Net decrease in cash	(1,180,855)
Cash at beginning of period	72,791

Cash at end of period	$(1,108,064)

Reconciliation of Net Decrease in Net Assets to Net Cash Provided from (used in) Operating Activities
Net decrease in net assets resulting from operations	$(1,138,651)

Increase in investments	(12,748,925)
Net realized loss on investment transactions	338,709
Increase in net unrealized depreciation on investments	3,353,155
Decrease in interest and dividends receivable	82,402
Increase in receivable for investments sold	(566,168)
Decrease in prepaid expenses	679
Increase in payable for investments purchased	7,172,102
Decrease in loan interest payable	(25,165)
Increase in accrued expenses and other liabilities	41,257

Total adjustments	(2,351,954)

Net cash used in operating activities	$(3,490,605)

See Notes to Financial Statements.

24

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 29, 2008	Year Ended August 31, 2007
Decrease In Net Assets
Operations
Net investment income	$2,553,213	$4,886,621
Net realized gain (loss) on investment and foreign currency transactions	(338,709)	1,244,579
Net change in unrealized appreciation/depreciation on investments and foreign currencies	(3,353,155)	(2,174,339)

Net increase (decrease) in net assets resulting from operations	(1,138,651)	3,956,861
Dividends paid to shareholders from net investment income	(2,668,109)	(5,162,210)

Total decrease	(3,806,760)	(1,205,349)

Net Assets
Beginning of period	62,208,484	63,413,833

End of period(a)	$58,401,724	$62,208,484

(a) Includes undistributed net investment income of	$98,492	$213,388

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	25

Notes to Financial Statements

(Unaudited)

The High Yield Income Fund, Inc. (the “Fund”) was organized in Maryland on August 21, 1987 as a diversified, closed-end management investment company. The Fund’s primary investment objective is to maximize current income to shareholders through investment in a diversified portfolio of high-yield, fixed-income securities rated in the medium to lower categories by recognized rating services, or non-rated securities of comparable quality. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities for which market quotations are readily available—including securities listed on national securities exchanges and those traded over-the-counter are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by a principal market maker. Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value, are valued by a Valuation Committee appointed by the Board of Directors, in consultation with the adviser. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of February 29, 2008, there were two securities representing $76 whose values were adjusted in accordance with procedures approved by the Board of Directors.

26

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Fund’s custodian will maintain, in a segregated account of the Fund, cash, U.S. Government securities, equity securities or other liquid, unencumbered assets marked to market daily, having a value equal to or greater than the Fund’s purchase commitments with respect to certain investments.

Restricted Securities: The Fund may invest up to 20% of its total assets in securities, which are not readily marketable, including those which are restricted as to disposition under securities law (“restricted securities”).

Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income, which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value, accruing income on PIK (payment-in-kind) securities and accreting discounts and amortizing premiums on debt obligations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

The High Yield Income Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the period. Accordingly, such realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains or losses resulting from the valuing of foreign currency denominated assets (excluding investments) and liabilities at period-end exchange rates are reflected as a component of net unrealized appreciation or depreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains or losses from securities transactions are calculated on the identified cost basis. Interest income, which is comprised of stated coupon rate, original issue discount, market discount and premium, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Fund amortizes premium and accretes discounts on debt securities as adjustments to interest income. Expenses are recorded on the accrual basis.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

28

Withholding taxes on foreign dividends are recorded net of reclaimable amounts at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and make distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). PIM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed weekly and payable monthly, at an annual rate of .70 of 1% of the average weekly net assets of the Fund.

PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 29, 2008, aggregated $38,239,370 and $33,511,189, respectively.

The High Yield Income Fund, Inc.	29

Notes to Financial Statements

(Unaudited) continued

Note 4. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 29, 2008, were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$94,329,304	$599,644	$(5,961,359)	$(5,361,715)

The difference between book basis and tax basis was attributed to deferred losses on wash sales and differences in the treatment of premium amortization and accreting market discount for book and tax purposes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 29, 2008, no provision for income tax would be required in the Funds’ financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 5. Borrowings

The Fund has a credit agreement with State Street Bank & Trust Co. The maximum commitment under this agreement is $30,000,000. The Fund may utilize these borrowings (leverage) in order to increase the potential for gain on amounts invested. There can be no guarantee that these gains will be realized. There are increased risks associated with the use of leverage. Interest on any such borrowings outstanding fluctuates daily at .50 of 1% over the Federal Funds rate and is payable monthly. The expiration of the renewed credit agreement is June 2, 2008. The average daily balance outstanding for the six months ended February 29, 2008, was $20,989,010 at a weighted average interest rate of 4.87%. The maximum face amount of borrowings outstanding at any month-end during the six months ended February 29, 2008 was $24,000,000.

The Fund pays commitment fees at an annual rate of .08 of 1% on any unused portion of the credit agreement. The commitment fee is accrued daily and paid quarterly. Commitment fees are included in “Loan interest expense” as reported on the Statement of Operations.

30

Note 6. Capital

There are 200 million shares of $.01 par value common stock authorized. Prudential owned 11,000 shares of common stock as of February 29, 2008.

During the six months ended February 29, 2008 and the year ended August 31, 2007 the Fund did not issue shares in connection with the reinvestment of dividends.

Note 7. Subsequent Events

On March 3, 2008 the Board of Directors of the Fund declared dividends of $.035 per share payable on March 31 2008, to shareholders of record on March 17, 2008, respectively.

Note 8. New Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

The High Yield Income Fund, Inc.	31

Financial Highlights

(Unaudited)

	Six Months Ended February, 29 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period(a)	$5.36

Net investment income	.22
Net realized and unrealized gain (loss) on investments	(.32)

Total from investment operations	(.10)
Dividends paid to shareholders from net investment income	(.23)

Net asset value, at end of period(a)	$5.03

Market price per share, end of period(a)	$4.47

Total Investment Return(b)	(4.49)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$58,402
Average net assets (000)	$61,404
Ratios to average net assets:
Expenses, before loan interest	1.16	%(c)
Total expenses	2.86	%(c)
Net investment income	8.36	%(c)
Portfolio turnover rate	41	%(d)
Asset coverage	343%
Total debt outstanding at period-end (000)	$24,000

(a)	NAV and market value are published in The Wall Street Journal each Monday.
(b)	Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day of each period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund’s dividend reinvestment plan. This amount does not reflect brokerage commissions.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

32

Year Ended August 31,
2007	2006	2005	2004	2003

$5.47	$5.61	$5.57	$5.25	$4.53

.42	.43	.45	.50	.52
(.08)	(.14)	.09	.39	.74

.34	.29	.54	.89	1.26
(.45)	(.43)	(.50)	(.57)	(.54)

$5.36	$5.47	$5.61	$5.57	$5.25

$4.91	$4.89	$5.43	$5.93	$5.23

9.29%	(1.87)%	(.04)%	25.47%	24.52%

$62,208	$63,414	$65,047	$64,471	$60,446
$64,798	$63,605	$65,406	$63,724	$55,261

1.12%	1.16%	1.36%	1.48%	1.44%
3.17%	3.12%	2.71%	2.31%	2.38%
7.54%	7.85%	7.91%	9.05%	10.93%
66%	58%	75%	98%	118%
427%	376%	383%	358%	347%
$19,000	$23,000	$23,000	$25,000	$24,500

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102-4077	(800) 451-6788	www.prudential.com

DIRECTORS
Linda W. Bynoe • David E. A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Deborah A. Docs, Chief Legal Officer and Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Jonathan D. Shain, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT AND REGISTRAR	Computershare Trust Company, N.A. c/o Computershare Investor Services	PO Box 43011 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 451-6788 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, The High Yield Income Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330).

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

HYIS    429904105    IFS-A146564    Ed. 04/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – There have been no purchases of equity securities by the registrant or any affiliated purchasers during the period covered by this report.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The High Yield Income Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date April 23, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    April 23, 2008

*	Print the name and title of each signing officer under his or her signature.